Fair Value of Financial Instruments - Changes in Recurring Fair Value Measurements Included in Earnings (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Change in Fair Value Included in Net Loss
Change in fair value of net trust assets, excluding trust REO			$ (9,248)	$ 5,373	$ (6,471)	$ 13,081
Change in Fair Value of Net Trust Assets
Change in Fair Value Included in Net Loss
Change in fair value of net trust assets, excluding trust REO					6,500	13,100
Derivative liabilities, net | TBA's
Derivative assets and liabilities
Derivative Liability, Notional Amount	$ 12,500		12,500		102,000
Gain (loss) from derivative financial instruments	1,072	$ (2,379)	4,760	2,832
Derivative assets, net | Interest rate lock commitments (IRLCs)
Derivative assets and liabilities
Derivative Assets, Notional Balance	55,175		55,175		255,150
Gain (loss) from derivative financial instruments	(348)	(816)	(2,613)	(3,013)
Mortgage loans held-for-sale | Forward delivery loan commitment
Derivative assets and liabilities
Derivative Assets, Notional Balance	3,300		3,300
Gain (loss) from derivative financial instruments	(106)		1,300
Recurring basis
Change in Fair Value Included in Net Loss
Total	156	(17,106)	(3,403)	(34,843)	(42,989)	(114,630)
Recurring basis | Interest income
Change in Fair Value Included in Net Loss
Total		(4,722)	2,019	(9,479)	(12,162)	747
Recurring basis | Interest expense
Change in Fair Value Included in Net Loss
Total	(357)	(9,327)	(8,307)	(18,742)	(38,589)	(66,271)
Recurring basis | Change in Fair Value of Net Trust Assets
Change in Fair Value Included in Net Loss
Total		(1,828)	9,248	(5,373)	6,471	(13,081)
Change in fair value of net trust assets, excluding trust REO		1,800	9,200	(5,400)
Recurring basis | Change in Fair Value of Long-term Debt
Change in Fair Value Included in Net Loss
Total	1,980	1,417	3,622	2,442	2,098	1,899
Recurring basis | Other revenue
Change in Fair Value Included in Net Loss
Total	(6)	(37)	55	1	(126)	(21,962)
Recurring basis | Gain on sale of loans, net
Change in Fair Value Included in Net Loss
Total	(1,461)	(2,609)	(10,040)	(3,692)	(681)	(15,962)
Recurring basis | Hedging Instruments
Change in Fair Value Included in Net Loss
Change in fair value of liabilities					88	509
Recurring basis | Hedging Instruments | Gain on sale of loans, net
Change in Fair Value Included in Net Loss
Change in fair value of liabilities					88	509
Recurring basis | Level 3
Long-term debt
Estimated fair value of long-term debt	35,889		35,889		46,536	44,413
Recurring basis | Securitized mortgage borrowings
Change in Fair Value Included in Net Loss
Change in fair value of liabilities		(8,187)	(7,564)	(103,248)	(182,378)	14,060
Recurring basis | Securitized mortgage borrowings | Interest expense
Change in Fair Value Included in Net Loss
Change in fair value of liabilities		(8,909)	(7,564)	(18,018)	(37,090)	(65,421)
Recurring basis | Securitized mortgage borrowings | Change in Fair Value of Net Trust Assets
Change in Fair Value Included in Net Loss
Change in fair value of liabilities		722		(85,230)	(145,288)	79,481
Recurring basis | Derivative liabilities, net | Hedging Instruments
Change in Fair Value Included in Net Loss
Change in fair value of liabilities	(896)	(2,064)	55	(82)
Recurring basis | Derivative liabilities, net | Hedging Instruments | Gain on sale of loans, net
Change in Fair Value Included in Net Loss
Change in fair value of liabilities	(896)	(2,064)	55	(82)
Recurring basis | Long-term debt
Change in Fair Value Included in Net Loss
Change in fair value of liabilities	1,623	999	2,879	1,718	599	1,049
Recurring basis | Long-term debt | Interest expense
Change in Fair Value Included in Net Loss
Change in fair value of liabilities	(357)	(418)	(743)	(724)	(1,499)	(850)
Recurring basis | Long-term debt | Change in Fair Value of Long-term Debt
Change in Fair Value Included in Net Loss
Change in fair value of liabilities	1,980	1,417	3,622	2,442	2,098	1,899
Recurring basis | Long-term debt | Level 3
Long-term debt
Long-term debt unpaid principal balance	62,000		62,000		62,000
Estimated fair value of long-term debt	35,900		35,900		46,500
Difference between aggregate unpaid principal balances and fair value of long-term debt	26,100		26,100		15,500
Recurring basis | Securitized mortgage collateral
Change in Fair Value Included in Net Loss
Change in fair value of assets		(7,272)	11,267	70,378	139,597	(91,815)
Recurring basis | Securitized mortgage collateral | Interest income
Change in Fair Value Included in Net Loss
Change in fair value of assets		(4,722)	2,019	(9,479)	(12,162)	747
Recurring basis | Securitized mortgage collateral | Change in Fair Value of Net Trust Assets
Change in Fair Value Included in Net Loss
Change in fair value of assets		(2,550)	9,248	79,857	151,759	(92,562)
Recurring basis | Securitized mortgage collateral | Level 3
Securitized mortgage collateral
Unpaid principal balance of securitized mortgage collateral					1,700,000
Estimated fair value of securitized mortgage collateral					1,600,000
Difference between aggregate unpaid principal balance and fair value of securitized mortgage collateral					100,000
Unpaid principal balance of loans 90 days or more past due					300,000
Estimated fair value of loans 90 days or more past due					100,000
Difference between aggregate unpaid principal balances and fair value of mortgage loans					200,000
Securitized Mortgage Borrowings
Estimated fair value of securitized mortgage borrowings					1,600,000
Bond losses					2,200,000
Difference between aggregate unpaid principal balances and fair value of securitized mortgage borrowings					100,000
Recurring basis | Mortgage servicing rights
Change in Fair Value Included in Net Loss
Change in fair value of assets	(6)	(37)	55	1	(126)	(21,962)
Recurring basis | Mortgage servicing rights | Other revenue
Change in Fair Value Included in Net Loss
Change in fair value of assets	(6)	(37)	55	1	(126)	(21,962)
Recurring basis | Derivative assets, net
Change in Fair Value Included in Net Loss
Change in fair value of assets					(4,164)	(516)
Recurring basis | Derivative assets, net | Gain on sale of loans, net
Change in Fair Value Included in Net Loss
Change in fair value of assets					(4,164)	(516)
Recurring basis | Derivative assets, net | Interest rate lock commitments (IRLCs)
Change in Fair Value Included in Net Loss
Change in fair value of assets	(348)	(816)	(2,613)	(3,013)
Recurring basis | Derivative assets, net | Interest rate lock commitments (IRLCs) | Gain on sale of loans, net
Change in Fair Value Included in Net Loss
Change in fair value of assets	(348)	(816)	(2,613)	(3,013)
Recurring basis | Mortgage loans held-for-sale
Change in Fair Value Included in Net Loss
Change in fair value of assets	(217)	271	(7,482)	(597)	3,395	(15,955)
Recurring basis | Mortgage loans held-for-sale | Gain on sale of loans, net
Change in Fair Value Included in Net Loss
Change in fair value of assets	$ (217)	$ 271	$ (7,482)	$ (597)	$ 3,395	$ (15,955)